Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Property, Plant And Equipment

($ millions)	Land & Building	Equipment	Technology Assets	Leasehold Improvements	Right-of-use Assets	Total
Cost
Balance as at October 31, 2023	$1,813	$1,809	$705	$1,854	$4,336	$10,517
Additions	120	232	73	134	125	684
Disposals/Retirements	(149)	(183)	(155)	(67)	(77)	(631)
Foreign currency adjustments and other	(48)	(78)	10	(44)	(43)	(203)
Balance as at October 31, 2024	$1,736	$1,780	$633	$1,877	$4,341	$10,367
Additions	194	144	88	117	210	753
Disposals/Retirements (1)	(481)	(82)	(25)	(92)	(118)	(798)
Foreign currency adjustments and other	(129)	44	126	112	80	233
Balance as at October 31, 2025	$1,320	$1,886	$822	$2,014	$4,513	$10,555

Accumulated depreciation
Balance as at October 31, 2023	$686	$1,268	$381	$1,152	$1,388	$4,875
Depreciation	49	94	140	116	331	730
Disposals/Retirements	(50)	(75)	(145)	(40)	(62)	(372)
Foreign currency adjustments and other	(22)	(26)	(14)	(40)	(16)	(118)
Balance as at October 31, 2024	$663	$1,261	$362	$1,188	$1,641	$5,115
Depreciation	36	83	133	113	318	683
Disposals/Retirements	(44)	(67)	(17)	(71)	(107)	(306)
Foreign currency adjustments and other	28	1	77	40	36	182
Balance as at October 31, 2025	$683	$1,278	$555	$1,270	$1,888	$5,674

Net book value
Balance as at October 31, 2024	$1,073	$519	$271	$689	$2,700	$5,252 (2)
Balance as at October 31, 2025	$637	$608	$267	$744	$2,625	$4,881 (2)

(1)	Includes a net impairment loss recorded in Q1 2025 related to the agreement to sell the banking operations in Colombia, Costa Rica and Panama. Refer to Note 35 for details.
(2)	Includes $39 (2024 – $36) of investment property.